Related party disclosures - Other transactions with KMP (Details) - Key management personnel	12 Months Ended
	Sep. 30, 2018 AUD ($) item	Sep. 30, 2017 AUD ($) item
Remuneration of KMP
Interest Payable for the Year	$ 650,969	$ 739,466
Closing Loan Balance	$ 17,498,526	$ 15,290,320
Number of KMP with Loans | item	13	9